INCOME TAXES - Deferred Taxes - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Inventories	$ 7.3	$ 7.6
Net operating loss carryforwards - U.S.	27.6	77.6
Net operating loss carryforwards - foreign	51.4	57.9
Employee benefits	96.7	100.7
State and local taxes	0.0	2.7
Sales related reserves	25.8	26.2
Foreign currency translation adjustment	11.0	3.9
Other	52.7	46.1
Total gross deferred tax assets	272.5	322.7
Less valuation allowance	(47.1)	(57.1)
Total deferred tax assets, net of valuation allowance	225.4	265.6
Deferred tax liabilities:
Plant, equipment and other assets	(29.9)	(30.0)
Intangibles	(82.4)	(88.0)
Other	(63.2)	(55.2)
Total gross deferred tax liabilities	(175.5)	(173.2)
Net deferred tax assets	$ 49.9	$ 92.4